UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2020

Voya Investors Trust

■	VY® BlackRock Inflation Protected Bond Portfolio
Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL — Bond Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.

In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.

Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.

While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,053.60	1.22%	$6.23	$1,000.00	$1,018.80	1.22%	$6.12
Class I	1,000.00	1,055.80	0.62	3.17	1,000.00	1,021.78	0.62	3.12
Class S	1,000.00	1,054.50	0.87	4.44	1,000.00	1,020.54	0.87	4.37
VY® BrandywineGLOBAL — Bond Portfolio
	$1,000.00	$1,090.40	0.58%	$3.01	$1,000.00	$1,021.98	0.58%	$2.92

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
ASSETS:
Investments in securities at fair value*	$274,852,360	$285,892,690
Short-term investments at fair value†	2,515,256	26,090,689
Cash	141,910	—
Cash collateral for futures	16,963	—
Cash pledged for centrally cleared swaps (Note 2)	5,169,490	—
Cash pledged as collateral for OTC derivatives (Note 2)	608,000	—
Foreign currencies at value‡	374,430	—
Receivables:
Investment securities sold	758,643	—
Fund shares sold	420,759	22,372
Dividends	455	821
Interest	1,315,334	2,304,019
Unrealized appreciation on forward foreign currency contracts	223,964	—
Unrealized appreciation on OTC swap agreements	229,042	—
Prepaid expenses	3,077	2,326
Other assets	19,372	5,217
Total assets	286,649,055	314,318,134
LIABILITIES:
Payable for investment securities purchased	2,122,022	14,260,550
Payable for fund shares redeemed	88,907	69,597
Unrealized depreciation on forward foreign currency contracts	263,626	—
Unrealized depreciation on OTC swap agreements	87,054	—
Variation margin payable on centrally cleared swaps	98,799	—
Cash received as collateral for OTC derivatives (Note 2)	110,000	—
Payable for investment management fees	112,796	132,159
Payable for distribution and shareholder service fees	52,500	—
Payable to trustees under the deferred compensation plan (Note 6)	19,372	5,217
Payable for trustee fees	1,370	1,215
Other accrued expenses and liabilities	72,494	111,964
Written options, at fair valueˆ	2,339,593	—
Total liabilities	5,368,533	14,580,702
NET ASSETS	$281,280,522	$299,737,432

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$339,642,338	$270,866,815
Total distributable earnings (loss)	(58,361,816)	28,870,617
NET ASSETS	$281,280,522	$299,737,432

* Cost of investments in securities	$253,059,954	$270,710,394
† Cost of short-term investments	$2,515,256	$26,090,689
‡ Cost of foreign currencies	$375,182	$—
ˆ Premiums received on written options	$2,058,396	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
Class ADV
Net assets	$44,468,144	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,515,670	n/a
Net asset value and redemption price per share	$9.85	n/a

Class I
Net assets	$85,796,364	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,386,399	n/a
Net asset value and redemption price per share	$10.23	n/a

Class S
Net assets	$151,016,014	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	14,876,538	n/a
Net asset value and redemption price per share	$10.15	n/a

Portfolio(1)
Net assets	n/a	$299,737,432
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	26,164,019
Net asset value and redemption price per share	n/a	$11.46

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2020 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® BrandywineGLOBAL- Bond Portfolio
INVESTMENT INCOME:
Dividends	$11,840	$31,259
Interest, net of foreign taxes withheld*	3,155,427	3,128,274
Total investment income	3,167,267	3,159,533
EXPENSES:
Investment management fees	730,882	604,046
Distribution and shareholder service fees:
Class ADV	133,144	—
Class S	181,921	—
Transfer agent fees (Note 6):	—	635
Class ADV	5,791	—
Class I	10,795	—
Class S	18,995	—
Shareholder reporting expense	16,920	7,842
Professional fees	35,020	43,760
Custody and accounting expense	65,200	26,445
Trustee fees	5,479	4,859
Miscellaneous expense	7,074	4,960
Interest expense	167	33
Total expenses	1,211,388	692,580
Recouped/Waived and reimbursed fees	(54,493)	11,061
Net expenses	1,156,895	703,641
Net investment income	2,010,372	2,455,892
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,624,709	3,484,463
Forward foreign currency contracts	(252,023)	—
Foreign currency related transactions	36,902	—
Futures	967,111	—
Swaps	(904,069)	—
Written options	236,135	—
Net realized gain	3,708,765	3,484,463
Net change in unrealized appreciation (depreciation) on:
Investments	12,890,612	14,679,496
Forward foreign currency contracts	217,765	—
Foreign currency related transactions	(53,461)	—
Futures	191,650	—
Swaps	(3,441,085)	—
Written options	(747,347)	—
Net change in unrealized appreciation (depreciation)	9,058,134	14,679,496
Net realized and unrealized gain	12,766,899	18,163,959
Increase in net assets resulting from operations	$14,777,271	$20,619,851

* Foreign taxes withheld	$20	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL- Bond Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$2,010,372	$4,538,326	$2,455,892	$4,456,750
Net realized gain	3,708,765	2,975,651	3,484,463	10,395,524
Net change in unrealized appreciation (depreciation)	9,058,134	13,446,499	14,679,496	2,714,705
Increase in net assets resulting from operations	14,777,271	20,960,476	20,619,851	17,566,979

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(3,417,729)
Class ADV	(338,067)	(858,621)	—	—
Class I	(767,773)	(1,810,500)	—	—
Class S	(1,142,602)	(3,314,035)	—	—
Total distributions	(2,248,442)	(5,983,156)	—	(3,417,729)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,984,789	68,026,433	136,252,055	43,513,332
Reinvestment of distributions	2,248,442	5,983,156	—	3,417,729
	33,233,231	74,009,589	136,252,055	46,931,061
Cost of shares redeemed	(42,439,309)	(49,588,217)	(40,026,483)	(72,346,903)
Net increase (decrease) in net assets resulting from capital share transactions	(9,206,078)	24,421,372	96,225,572	(25,415,842)
Net increase (decrease) in net assets	3,322,751	39,398,692	116,845,423	(11,266,592)

NET ASSETS:
Beginning of year or period	277,957,771	238,559,079	182,892,009	194,158,601
End of year or period	$281,280,522	$277,957,771	$299,737,432	$182,892,009

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital		Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-20+	9.42	0.05	•	0.47	0.52	0.09	—	—		0.09	—	9.85	5.36	1.26	1.22	1.22	1.10	44,468	45
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—		0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—		0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—		0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—		—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00	*	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
Class I
06-30-20+	9.78	0.08	•	0.48	0.56	0.11	—	—		0.11	—	10.23	5.58	0.66	0.62	0.62	1.68	85,796	45
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—		0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—		0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—		0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—		—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05		0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
Class S
06-30-20+	9.70	0.07	•	0.47	0.54	0.09	—	—		0.09	—	10.15	5.45	0.91	0.87	0.87	1.47	151,016	45
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—		0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—		0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—		0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—		—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03		0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
VY® BrandywineGLOBAL- Bond Portfolio
06-30-20+	10.51	0.11	•	0.84	0.95	—	—	—		—	—	11.46	9.04	0.57	0.58	0.58	2.03	299,737	84
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—		0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—		0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—		0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—		0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—		—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk.The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2020, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to their derivative transactions failed to perform would be $2,081,191 which represents the gross payments to be received by the Portfolio on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2020. At June 30, 2020, BlackRock Inflation Protected Bond had received $110,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2020, BlackRock Inflation Protected Bond had a liability position of $2,627,333 on forward foreign currency contracts, OTC inflation-linked swaps and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2020, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2020, BlackRock Inflation Protected Bond had pledged $608,000 in cash collateral for their open OTC derivative transactions.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average contract amounts of $16,941,157 and $30,421,774 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $75,353,409 and $28,703,174 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open futures contracts at June 30, 2020.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $39,939,598 and $23,396,096 on purchased and written exchange-traded futures contracts, respectively, to manage its duration strategy and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2020.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $80,916,648 and $313,439,211 on purchased and written interest rate swap options (“swaptions”), respectively, to manage its duration strategy and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2020.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had average notional values of $2,295,968 and $2,841,285 on purchased and written foreign currency options, respectively, to manage its foreign exchange exposure and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2020. There were no open written foreign currency options at June 30, 2020.

During the six months ended June 30, 2020, BlackRock Inflation Protected Bond had purchased and written inflation rate caps and floors to gain exposure to interest rates and generate income as disclosed below. Please refer to the tables within the Portfolio of Investments for open purchased inflation rate caps and purchased and written inflation rate floors at June 30, 2020. There were no written inflation rate caps at June 30, 2020.

	Purchased	Written
Inflation rate Caps	$13,170,000	$4,410,000
Inflation rate Floors	7,756,667	15,503,333

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $95,726,212.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $111,690,220.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation

Protected Bond for open interest rate swaps at June 30, 2020.

At June 30, 2020, BlackRock Inflation Protected Bond had pledged $5,169,490 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $21,738,443.

For the six months ended June 30, 2020, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $166,536,129.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2020.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$51,038,237	$42,217,339
Bond Portfolio	162,167,334	30,377,919

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$68,171,040	$84,356,133
Bond Portfolio	108,488,940	161,773,308

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and 0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2020, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	17.46%
Voya Solution 2025 Portfolio	Bond Portfolio	20.15
Voya Solution 2035 Portfolio	Bond Portfolio	5.29
Voya Solution Income Portfolio	Bond Portfolio	12.51

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$35,308
Bond Portfolio	—

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23% Class I: 0.63% Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2021	2022	2023	Total
Bond Portfolio	$286,142	$182,957	$—	$469,099

The Expense Limitation Agreements are contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

unused portion of the committed line amount through May 15, 2020.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2020.

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	3	$1,945,000	1.05%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2020	267,570	—	35,220	(550,420)	(247,630)	2,540,733	—	338,067	(5,249,214)	(2,370,414)
12/31/2019	318,553	—	93,232	(580,639)	(168,854)	2,939,064	—	858,622	(5,353,509)	(1,555,823)
Class I
6/30/2020	1,807,481	—	76,781	(2,575,921)	(691,659)	18,053,678	—	767,774	(25,536,448)	(6,714,996)
12/31/2019	6,137,405	—	188,348	(1,647,916)	4,677,837	57,920,215	—	1,810,501	(15,943,201)	43,787,515
Class S
6/30/2020	1,067,813	—	114,950	(1,187,166)	(4,403)	10,390,378	—	1,142,601	(11,653,647)	(120,668)
12/31/2019	761,622	—	349,295	(2,978,878)	(1,867,961)	7,167,154	—	3,314,034	(28,291,507)	(17,810,319)
Bond Portfolio
6/30/2020	12,532,934	—	—	(3,765,123)	8,767,811	136,252,055	—	—	(40,026,483)	96,225,572
12/31/2019	4,249,162	—	335,400	(7,133,760)	(2,549,198)	43,513,332	—	3,417,729	(72,346,903)	(25,415,842)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2020, the Portfolios did not have any outstanding securities on loan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, capital loss carryforwards and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$5,983,156	$8,552,122
Bond Portfolio	3,417,729	4,674,679

The tax-basis components of distributable earnings as of December 31, 2019 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	(Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$134,792	$9,043,513	$(10,120,169)	Short-term	None
			(69,934,908)	Long-term	None
			$(80,055,077)
Bond Portfolio	7,773,325	480,552	$—	—	—

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 13 — LIQUIDITY (continued)

Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2020, the Portfolios declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	NII	$0.0010	August 3, 2020	July 30, 2020
Class I	NII	$0.0060	August 3, 2020	July 30, 2020
Class S	NII	$0.0038	August 3, 2020	July 30, 2020
Bond Portfolio	NII	$0.2137	July 14, 2020	July 10, 2020
	STCG	$0.0847	July 14, 2020	July 10, 2020

NII — Net investment income

STCG — Short-term capital gain

Change of control: Effective July 31, 2020, Bond Portfolio’s Investment Adviser entered into a new sub-advisory agreement with Brandywine Global Investment Management, LLC due to Legg Mason Inc. entering into a binding agreement with Franklin Resources, Inc., under which Franklin Templeton would acquire Legg Mason, Inc. and its affiliates, including Brandywine Global Investment Management, LLC (the “Transaction”). This Transaction resulted in a change of control of Brandywine Global Investment Management, LLC. The new sub-advisory agreement includes the same terms and compensation structure as the previous sub-advisory agreement with Brandywine Global Investment Management, LLC.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED)

Investment Type Allocation
as of June 30, 2020
(as a percentage of net assets)

U.S. Treasury Obligations	48.9%
Corporate Bonds/Notes	29.1%
U.S. Government Agency Obligations	8.5%
Sovereign Bonds	7.6%
Commercial Mortgage-Backed Securities	2.0%
Asset-Backed Securities	1.0%
Purchased Options	0.6%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 29.1%
		Communications: 1.0%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	$1,029,077	0.4
73,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	79,709	0.0
616,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	684,222	0.3
844,000		Other Securities	947,676	0.3
			2,740,684	1.0

		Consumer, Cyclical: 1.6%
2,500,000		American Honda Finance Corp., 2.600%, 11/16/2022	2,610,639	0.9
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	212,013	0.1
150,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	151,864	0.1
1,434,000		Other Securities	1,468,663	0.5
			4,443,179	1.6

		Consumer, Non-cyclical: 1.2%
1,500,000	(1)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	1,559,995	0.5
1,684,000		Other Securities	1,877,122	0.7
			3,437,117	1.2

		Energy: 1.6%
1,737,000		BP Capital Markets PLC, 2.750%–3.561%, 11/01/2021–05/10/2023	1,808,186	0.7
995,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	1,001,360	0.3
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,031,554	0.4
560,000		Other Securities	586,890	0.2
			4,427,990	1.6
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 19.7%
1,885,000	(1)	AIA Group Ltd., 0.826%, (US0003M + 0.520%), 09/20/2021	$1,887,526	0.7
1,000,000		American Express Co., 2.500%, 08/01/2022	1,038,049	0.4
1,750,000		American Express Co., 3.700%, 11/05/2021	1,820,295	0.6
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,022,547	0.7
2,000,000	(2)	Bank of America Corp., 2.816%, 07/21/2023	2,078,290	0.7
1,829,000	(2)	Bank of America Corp., 3.300%-3.705%, 01/11/2023-04/24/2028	1,967,133	0.7
1,250,000	(2)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	1,295,123	0.5
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	784,278	0.3
2,500,000	(2)	Citibank NA, 2.844%, 05/20/2022	2,549,999	0.9
250,000		Citibank NA, 3.400%, 07/23/2021	257,616	0.1
2,465,000		Credit Suisse AG/New York NY, 2.100%–3.000%, 10/29/2021–11/12/2021	2,529,241	0.9
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	200,882	0.1
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,018,369	0.4
1,880,000		Fifth Third Bank NA, 2.875%-3.350%, 07/26/2021–10/01/2021	1,932,333	0.7
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,025,513	0.4
2,000,000		Huntington National Bank/The, 3.250%, 05/14/2021	2,044,664	0.7
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,722,687	1.3
2,441,000	(2)	JPMorgan Chase & Co., 3.250%–4.500%, 01/24/2022–03/24/2031	2,639,846	1.0
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	822,268	0.3
1,614,000	(1)	MassMutual Global Funding II, 0.850%, 06/09/2023	1,620,858	0.6
1,170,000	(1)	Metropolitan Life Global Funding I, 0.900%, 06/08/2023	1,177,511	0.4
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,043,718	0.4
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,085,158	0.7
1,015,000		Mitsubishi UFJ Financial Group, Inc., 2.190%–3.535%, 07/26/2021–09/13/2021	1,036,460	0.4
4,000,000		Morgan Stanley, 2.750%, 05/19/2022	4,159,881	1.5

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
239,000	(2)	Morgan Stanley, 3.772%–4.000%, 07/23/2025–01/24/2029	$271,485	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,030,434	0.4
1,520,000	(1)	Skandinaviska Enskilda Banken AB, 2.200%, 12/12/2022	1,575,689	0.5
1,800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%–2.934%, 03/09/2021–01/11/2022	1,844,000	0.6
2,000,000		Truist Financial Corp., 2.750%, 04/01/2022	2,073,995	0.7
791,000		Visa, Inc., 1.900%–3.150%, 12/14/2025–04/15/2027	861,094	0.3
2,100,000		Wells Fargo & Co., 3.500%, 03/08/2022	2,200,175	0.8
303,000	(2)	Wells Fargo & Co., 3.000%–3.584%, 10/23/2026–05/22/2028	334,517	0.1
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	726,988	0.2
1,599,000		Other Securities	1,674,302	0.6
			55,352,924	19.7

		Industrial: 0.9%
1,500,000		Caterpillar Financial Services Corp., 1.900%, 09/06/2022	1,548,377	0.5
885,000		Other Securities	1,003,403	0.4
			2,551,780	0.9

		Technology: 2.7%
157,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	174,950	0.1
2,275,000		International Business Machines Corp., 2.850%, 05/13/2022	2,380,182	0.8
1,200,000		International Business Machines Corp., 1.875%–3.450%, 08/01/2022–02/19/2026	1,255,062	0.5
1,106,000		Oracle Corp., 2.500%–3.600%, 05/15/2022–04/01/2050	1,151,463	0.4
2,200,000		QUALCOMM, Inc., 3.000%, 05/20/2022	2,299,584	0.8
396,000		Other Securities	424,668	0.1
			7,685,909	2.7

		Utilities: 0.4%
785,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	817,618	0.3
301,000		Other Securities	312,386	0.1
			1,130,004	0.4

		Total Corporate Bonds/Notes (Cost $79,657,961)	81,769,587	29.1
Principal Amount†				Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 48.9%

			Treasury Inflation Indexed Protected Securities: 48.9%
	2,610,538		0.125%, 04/15/2025	$2,737,992	1.0
	6,273,321		0.125%, 07/15/2026	6,670,875	2.4
	4,025,941		0.125%, 01/15/2030	4,354,867	1.5
	2,290,324		0.250%, 07/15/2029	2,508,194	0.9
	2,084,253		0.250%, 02/15/2050	2,343,319	0.8
	7,279,756		0.375%, 01/15/2027	7,855,235	2.8
	9,202,494		0.375%, 07/15/2027	10,016,008	3.5
	8,541,226		0.500%, 01/15/2028	9,363,664	3.3
	10,553,453		0.625%, 01/15/2026	11,441,931	4.1
	3,484,906		0.625%, 02/15/2043	4,112,913	1.4
	9,779,905		0.750%, 07/15/2028	11,037,575	3.9
	4,612,053		0.750%, 02/15/2042	5,530,936	2.0
	5,204,416	(3)	0.750%, 02/15/2045	6,376,751	2.3
	4,256,413		0.875%, 01/15/2029	4,854,446	1.7
	1,736,566		0.875%, 02/15/2047	2,218,627	0.8
	3,981,981		1.000%, 02/15/2046	5,157,108	1.8
	3,384,256		1.000%, 02/15/2048	4,483,017	1.6
	3,148,370		1.000%, 02/15/2049	4,210,187	1.5
	3,448,814		1.375%, 02/15/2044	4,713,558	1.7
	2,746,275	(3)	1.750%, 01/15/2028	3,279,280	1.2
	3,836,587		2.000%, 01/15/2026	4,464,363	1.6
	1,863,907		2.125%, 02/15/2040	2,751,325	1.0
	2,476,179		2.125%, 02/15/2041	3,704,184	1.3
	3,606,848		2.375%, 01/15/2027	4,384,784	1.5
	2,113,681		2.500%, 01/15/2029	2,712,028	1.0
	1,834,452		3.375%, 04/15/2032	2,732,947	1.0
	2,955,097		0.250%–3.875%, 04/15/2023–04/15/2029	3,684,813	1.3

			Total U.S. Treasury Obligations (Cost $121,876,416)	137,700,927	48.9

U.S. GOVERNMENT AGENCY OBLIGATIONS(4): 8.5%
			Federal Home Loan Bank: 2.7%
	5,255,000		2.875%, 09/13/2024	5,804,677	2.1
	1,515,000		3.250%, 11/16/2028	1,806,323	0.6
				7,611,000	2.7

			Federal Home Loan Mortgage Corporation: 0.3%
	805,000		2.375%, 01/13/2022	831,874	0.3

			Federal National Mortgage Association: 4.6%(4)
	4,830,000		1.875%, 09/24/2026	5,204,034	1.8
	7,120,000		2.625%, 09/06/2024	7,798,506	2.8
				13,002,540	4.6

			Other U.S. Agency Obligations: 0.9%
	2,190,000		2.875%, 12/21/2023	2,382,474	0.9

			Total U.S. Government Agency Obligations (Cost $21,571,613)	23,827,888	8.5

SOVEREIGN BONDS: 7.6%
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,971,270	1.0
EUR	1,742,341	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	2,036,997	0.7

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets

SOVEREIGN BONDS: (continued)
JPY	351,455,640		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	$3,244,557	1.2
JPY	644,903,280		Japanese Government CPI Linked Bond, 0.100%, 03/10/2029	5,974,501	2.1
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,898,409	0.7
EUR	2,620,000	(1)	Spain Government Bond, 0.500%, 04/30/2030	2,972,476	1.1
EUR	590,000	(1)	Spain Government Bond, 1.000%, 10/31/2050	619,438	0.2
	2,310,900		Other Securities	1,752,415	0.6

			Total Sovereign Bonds (Cost $20,940,594)	21,470,063	7.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
	1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,166,306	0.4
	375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	434,107	0.2
	700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	698,225	0.2
	1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,121,275	0.4
	700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	784,862	0.3
	1,216,000		Other Securities	1,354,481	0.5

			Total Commercial Mortgage-Backed Securities (Cost $5,036,447)	5,559,256	2.0

ASSET-BACKED SECURITIES: 1.0%

			Auto Floor Plan Asset-Backed Securities: 0.3%
	750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	763,818	0.3

			Credit Card Asset-Backed Securities: 0.2%
	625,000		Other Securities	625,341	0.2

			Student Loan Asset-Backed Securities: 0.5%
	260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	269,400	0.1
	347,704	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 1.235%, (US0001M + 1.050%), 04/25/2035	346,530	0.1
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)

		Student Loan Asset-Backed Securities: (continued)
800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	$836,115	0.3
			1,452,045	0.5

		Total Asset-Backed Securities (Cost $2,787,237)	2,841,204	1.0

			Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.6%
		Total Purchased Options (Cost $1,189,686)	1,683,435	0.6

		Total Long-Term Investments (Cost $253,059,954)	274,852,360	97.7

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%

2,515,256	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $2,515,256)	2,515,256	0.9

		Total Short-Term Investments (Cost $2,515,256)	2,515,256	0.9

		Total Investments in Securities (Cost $255,575,210)	$277,367,616	98.6
		Assets in Excess of Other Liabilities	3,912,906	1.4
		Net Assets	$281,280,522	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(6)	Rate shown is the 7-day yield as of June 30, 2020.

Currency Abbreviations:

EUR   EU Euro

JPY   Japanese Yen

NZD   New Zealand Dollar

Reference Rate Abbreviations:

US0001M        1-month LIBOR
US0003M        3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Purchased Options	$55,250	$1,628,185	$—	$1,683,435
Corporate Bonds/Notes	—	81,769,587	—	81,769,587
Commercial Mortgage-Backed Securities	—	5,559,256	—	5,559,256
Asset-Backed Securities	—	2,841,204	—	2,841,204
Sovereign Bonds	—	21,470,063	—	21,470,063
U.S. Government Agency Obligations	—	23,827,888	—	23,827,888
U.S. Treasury Obligations	—	137,700,927	—	137,700,927
Short-Term Investments	2,515,256	—	—	2,515,256
Total Investments, at fair value	$2,570,506	$274,797,110	$—	$277,367,616
Other Financial Instruments+
Centrally Cleared Swaps	—	4,094,850	—	4,094,850
Forward Foreign Currency Contracts	—	223,964	—	223,964
Futures	178,589	—	—	178,589
OTC Swaps	—	229,042	—	229,042
Total Assets	$2,749,095	$279,344,966	$—	$282,094,061
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(7,270,493)	$—	$(7,270,493)
Forward Foreign Currency Contracts	—	(263,626)	—	(263,626)
Futures	(147,941)	—	—	(147,941)
OTC Swaps	—	(87,054)	—	(87,054)
Written Options	(62,938)	(2,276,655)	—	(2,339,593)
Total Liabilities	$(210,879)	$(9,897,828)	$—	$(10,108,707)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 1,001,112,000	USD 9,329,741	ANZ Bank	07/06/20	$(57,548)
EUR 135,000	USD 151,377	ANZ Bank	07/06/20	309
USD 9,333,264	JPY 1,001,112,000	ANZ Bank	08/05/20	57,417
NZD 2,997,000	USD 1,927,232	Bank of America N.A.	07/06/20	6,748
USD 1,927,272	NZD 2,997,000	Bank of America N.A.	08/05/20	(6,811)
USD 9,325,588	JPY 1,004,226,000	Barclays Bank PLC	07/06/20	24,553
USD 754,005	EUR 663,000	Barclays Bank PLC	07/06/20	9,059
GBP 753,088	EUR 835,000	Barclays Bank PLC	08/05/20	(5,490)
USD 111,321	JPY 11,892,116	BNP Paribas	07/06/20	1,178
USD 131,970	AUD 192,240	BNP Paribas	07/06/20	(698)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 5,076,000	USD 5,699,752	BNP Paribas	07/06/20	$3,636
CAD 578,680	USD 410,000	BNP Paribas	07/08/20	16,260
USD 415,000	CAD 560,839	BNP Paribas	07/08/20	1,882
USD 5,703,460	EUR 5,076,000	BNP Paribas	08/05/20	(3,878)
USD 205,000	CAD 285,535	Citibank N.A.	07/08/20	(5,327)
CAD 577,597	USD 410,000	Citibank N.A.	07/08/20	15,462
USD 103,000	CAD 143,499	Citibank N.A.	07/08/20	(2,702)
USD 102,000	CAD 142,107	Citibank N.A.	07/08/20	(2,677)
CAD 569,271	USD 420,000	Citibank N.A.	07/08/20	(671)
USD 207,983	EUR 184,069	Deutsche Bank AG	07/06/20	1,163
EUR 270,000	GBP 246,537	Deutsche Bank AG	08/05/20	(1,972)
GBP 458,172	EUR 495,000	Goldman Sachs International	08/05/20	11,284
GBP 203,400	USD 252,642	HSBC Bank PLC	07/06/20	(603)
CAD 564,984	USD 405,000	HSBC Bank PLC	07/08/20	11,171
CAD 565,422	USD 405,000	HSBC Bank PLC	07/08/20	11,493
USD 225,878	EUR 202,926	JPMorgan Chase Bank N.A.	07/06/20	(2,129)
EUR 925,000	GBP 872,229	JPMorgan Chase Bank N.A.	08/05/20	(40,977)
EUR 160,000	GBP 146,128	JPMorgan Chase Bank N.A.	08/05/20	(1,208)
USD 205,000	CAD 284,456	Morgan Stanley & Co. International PLC	07/08/20	(4,533)
USD 205,000	CAD 284,456	Morgan Stanley & Co. International PLC	07/08/20	(4,533)
CAD 1,676,546	USD 1,200,000	NatWest Markets PLC	07/08/20	34,956
USD 304,612	EUR 271,175	The Bank of Montreal	07/06/20	(80)
USD 155,457	GBP 124,742	The Bank of Montreal	07/06/20	886
CAD 574,456	USD 420,000	The Bank of Montreal	07/08/20	3,148
USD 97,296	GBP 79,000	UBS AG	07/06/20	(595)
USD 3,025,387	EUR 2,718,000	UBS AG	07/06/20	(28,555)
USD 599,117	EUR 529,000	UBS AG	07/06/20	4,733
USD 744,583	EUR 655,000	UBS AG	07/06/20	8,626
USD 415,000	CAD 577,775	UBS AG	07/08/20	(10,593)
USD 415,000	CAD 571,518	UBS AG	07/08/20	(5,984)
USD 1,874,955	NZD 3,023,000	Westpac Banking Corp.	07/06/20	(75,803)
GBP 449,582	EUR 495,000	Westpac Banking Corp.	11/02/20	(259)
				$ (39,662)

At June 30, 2020, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	8	06/13/22	$1,996,000	$27,487
Canada 10-Year Bond	31	09/21/20	3,512,390	2,989
Short-Term Euro-BTP	24	09/08/20	3,016,718	18,715
U.S. Treasury 2-Year Note	7	09/30/20	1,545,797	972
U.S. Treasury 5-Year Note	343	09/30/20	43,129,570	96,034
U.S. Treasury Long Bond	3	09/21/20	535,688	2,724
U.S. Treasury Ultra Long Bond	11	09/21/20	2,399,719	25,586
			$56,135,882	$174,507
Short Contracts:
Euro-Bund	(20)	09/08/20	(3,966,385)	(46,792)
Euro-Buxl® 30-year German Government Bond	(3)	09/08/20	(741,372)	(10,875)
Japan 10-Year Bond (TSE)	(5)	09/14/20	(7,036,351)	4,082
Long-Term Euro-BTP	(5)	09/08/20	(808,242)	(24,161)
U.S. Treasury 10-Year Note	(46)	09/21/20	(6,401,906)	(14,944)
U.S. Treasury Ultra 10-Year Note	(78)	09/21/20	(12,283,781)	(51,169)
			$(31,238,037)	$(143,859)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.298)%	Annual	01/16/22	EUR 2,480,000	$3,600	$3,600
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.479)	Annual	03/05/22	EUR 1,230,000	(1,929)	(1,929)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.477)	Annual	03/06/22	EUR 730,000	(1,064)	(1,064)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.493)	Annual	03/09/22	EUR 880,000	(1,595)	(1,595)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.250)	Annual	06/24/22	EUR 560,000	1,600	1,600
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	06/25/22	EUR 210,000	424	424
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.280)	Annual	06/26/22	EUR 210,000	483	483
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.275)	Annual	06/30/22	EUR 210,000	514	514
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.292)	Annual	07/16/22	EUR 780,000	1,776	1,776
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.301)	Annual	07/20/22	EUR 1,240,000	2,564	2,564
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.301)	Annual	07/20/22	EUR 1,300,000	2,703	2,703
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.320)	Annual	09/29/22	EUR 1,150,000	2,137	2,137
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.340)	Annual	10/02/22	EUR 1,250,000	1,774	1,774
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.336)	Annual	10/02/22	EUR 1,170,000	1,767	1,767
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.341)	Annual	11/02/22	EUR 810,000	1,203	1,203
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.333)	Annual	02/12/23	EUR 610,000	1,012	1,012
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.414)	Annual	03/02/23	EUR 1,450,000	(219)	(219)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.474)	Annual	03/04/23	EUR 620,000	(943)	(943)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.304)	Annual	04/29/23	EUR 1,240,000	2,926	2,926
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.337)	Annual	05/03/23	EUR 810,000	1,302	1,302
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.370)	Annual	05/04/23	EUR 760,000	652	652
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.372)	Annual	05/06/23	EUR 400,000	331	331
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.415)	Annual	06/24/23	EUR 610,000	(60)	(60)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.400)	Annual	06/25/23	EUR 610,000	158	158
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.426)	Annual	07/02/23	EUR 720,000	—	—
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.436)	Annual	10/06/23	EUR 310,000	(203)	(203)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.147)	Annual	06/23/30	EUR 1,275,000	4,883	4,883
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD 2,590,000	20,225	20,224
Pay	3-month USD-LIBOR	Quarterly	1.528	Semi-Annual	11/22/20	USD 2,760,000	13,109	13,109
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD 20,030,000	730,386	730,386
Pay	3-month USD-LIBOR	Quarterly	0.679	Semi-Annual	03/06/22	USD 670,000	5,027	5,027
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD 5,370,000	194,826	194,826
Pay	3-month USD-LIBOR	Quarterly	0.272	Semi-Annual	06/01/22	USD 1,250,000	921	921
Pay	3-month USD-LIBOR	Quarterly	1.500	Semi-Annual	06/03/22	USD 3,495,000	85,158	85,158
Pay	3-month USD-LIBOR	Quarterly	1.713	Semi-Annual	07/13/22	USD 9,250,000	140,561	140,561
Pay	3-month USD-LIBOR	Quarterly	0.328	Semi-Annual	07/22/22	USD 850,000	1,724	1,724
Pay	3-month USD-LIBOR	Quarterly	0.297	Semi-Annual	07/30/22	USD 730,000	1,034	1,034
Pay	3-month USD-LIBOR	Quarterly	0.292	Semi-Annual	08/10/22	USD 1,090,000	1,459	1,459
Pay	3-month USD-LIBOR	Quarterly	0.730	Semi-Annual	09/04/22	USD 2,810,000	28,705	28,705
Pay	3-month USD-LIBOR	Quarterly	0.733	Semi-Annual	09/04/22	USD 1,220,000	12,548	12,548
Pay	3-month USD-LIBOR	Quarterly	0.409	Semi-Annual	09/28/22	USD 500,000	1,932	1,932
Pay	3-month USD-LIBOR	Quarterly	0.345	Semi-Annual	09/29/22	USD 1,870,000	4,819	4,819
Pay	3-month USD-LIBOR	Quarterly	0.353	Semi-Annual	09/29/22	USD 670,000	1,840	1,840
Pay	3-month USD-LIBOR	Quarterly	0.388	Semi-Annual	09/29/22	USD 1,080,000	3,723	3,723
Pay	3-month USD-LIBOR	Quarterly	0.431	Semi-Annual	09/29/22	USD 580,000	2,492	2,492
Pay	3-month USD-LIBOR	Quarterly	0.352	Semi-Annual	10/02/22	USD 1,330,000	3,643	3,643
Pay	3-month USD-LIBOR	Quarterly	1.095	Semi-Annual	03/01/23	USD 2,840,000	50,439	50,439
Pay	3-month USD-LIBOR	Quarterly	0.878	Semi-Annual	03/02/23	USD 1,420,000	19,059	19,059
Pay	3-month USD-LIBOR	Quarterly	0.882	Semi-Annual	03/02/23	USD 1,410,000	19,023	19,023
Pay	3-month USD-LIBOR	Quarterly	0.492	Semi-Annual	03/16/23	USD 9,420,000	53,698	53,698
Pay	3-month USD-LIBOR	Quarterly	0.297	Semi-Annual	05/05/23	USD 540,000	946	946
Pay	3-month USD-LIBOR	Quarterly	0.294	Semi-Annual	06/14/23	USD 925,000	1,466	1,466
Pay	3-month USD-LIBOR	Quarterly	0.306	Semi-Annual	06/14/23	USD 925,000	1,685	1,685
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD 4,210,000	519,933	519,933
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	02/04/25	USD 250,000	25,409	25,409
Pay	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/28/25	USD 2,390,000	246,635	246,635
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD 860,000	1,564	1,564
Pay	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	09/08/25	USD 280,000	5,907	5,907
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD 870,000	4,234	4,234
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD 870,000	5,425	5,425
Pay	3-month USD-LIBOR	Quarterly	1.797	Semi-Annual	01/07/30	USD 310,000	34,491	34,491
Pay	3-month USD-LIBOR	Quarterly	1.726	Semi-Annual	01/08/30	USD 300,000	31,355	31,355
Pay	3-month USD-LIBOR	Quarterly	1.750	Semi-Annual	01/23/30	USD 270,000	28,839	28,839
Pay	3-month USD-LIBOR	Quarterly	1.694	Semi-Annual	01/28/30	USD 300,000	30,479	30,479
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/29/30	USD 300,000	27,274	27,274
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/30/30	USD 300,000	27,267	27,267

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.606%	Semi-Annual	01/30/30	USD 300,000	$27,992	$27,992
Pay	3-month USD-LIBOR	Quarterly	1.511	Semi-Annual	02/05/30	USD 330,000	27,870	27,870
Pay	3-month USD-LIBOR	Quarterly	0.682	Semi-Annual	02/15/30	USD 870,000	4,421	4,421
Pay	3-month USD-LIBOR	Quarterly	1.432	Semi-Annual	02/25/30	USD 295,000	22,816	22,816
Pay	3-month USD-LIBOR	Quarterly	1.319	Semi-Annual	02/26/30	USD 295,000	19,635	19,635
Pay	3-month USD-LIBOR	Quarterly	1.239	Semi-Annual	03/02/30	USD 290,000	17,122	17,122
Pay	3-month USD-LIBOR	Quarterly	0.757	Semi-Annual	03/25/30	USD 80,000	1,022	1,022
Pay	3-month USD-LIBOR	Quarterly	0.640	Semi-Annual	04/07/30	USD 610,000	716	716
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD 610,000	11,080	11,080
Pay	3-month USD-LIBOR	Quarterly	0.659	Semi-Annual	04/29/30	USD 270,000	662	662
Pay	3-month USD-LIBOR	Quarterly	1.570	Semi-Annual	04/29/30	USD 330,000	30,053	30,053
Pay	3-month USD-LIBOR	Quarterly	0.610	Semi-Annual	05/01/30	USD 470,000	(1,080)	(1,080)
Pay	3-month USD-LIBOR	Quarterly	0.610	Semi-Annual	05/01/30	USD 270,000	(607)	(607)
Pay	3-month USD-LIBOR	Quarterly	0.632	Semi-Annual	05/04/30	USD 360,000	(43)	(43)
Pay	3-month USD-LIBOR	Quarterly	0.665	Semi-Annual	06/03/30	USD 400,000	1,210	1,210
Pay	3-month USD-LIBOR	Quarterly	0.696	Semi-Annual	06/16/30	USD 180,000	1,072	1,072
Pay	3-month USD-LIBOR	Quarterly	0.712	Semi-Annual	06/23/30	USD 60,000	447	447
Pay	3-month USD-LIBOR	Quarterly	0.637	Semi-Annual	07/01/30	USD 180,000	(1)	(4)
Pay	3-month USD-LIBOR	Quarterly	0.640	Semi-Annual	07/02/30	USD 280,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.020	Semi-Annual	09/08/30	USD 400,000	14,531	14,531
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD 210,000	35,880	35,880
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD 100,000	13,592	13,592
Pay	3-month USD-LIBOR	Quarterly	0.790	Semi-Annual	05/09/32	USD 620,000	(920)	(920)
Pay	3-month USD-LIBOR	Quarterly	0.851	Semi-Annual	03/12/40	USD 570,000	(15,585)	(15,585)
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD 120,000	29,534	29,534
Pay	3-month USD-LIBOR	Quarterly	0.693	Semi-Annual	03/11/50	USD 50,000	(3,087)	(3,087)
Pay	3-month USD-LIBOR	Quarterly	1.105	Semi-Annual	08/21/50	USD 190,000	9,595	9,595
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD 92,000	8,216	8,216
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD 25,000	5,902	5,902
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.450)	Annual	12/16/21	EUR 1,200,000	2,156	2,156
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.358)	Annual	03/20/22	EUR 1,160,000	(752)	(752)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.312)	Annual	03/23/22	EUR 2,680,000	(4,080)	(4,080)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.379)	Annual	06/19/22	EUR 1,510,000	395	395
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.253)	Annual	09/22/22	EUR 1,140,000	(3,816)	(3,816)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.174)	Annual	03/23/23	EUR 4,980,000	(26,383)	(26,383)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.180)	Annual	03/24/23	EUR 2,490,000	(12,819)	(12,819)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	07/26/23	EUR 1,640,000	(4,535)	(4,535)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.300)	Annual	07/27/23	EUR 3,100,000	(7,858)	(7,858)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.167)	Annual	12/13/23	EUR 1,170,000	(6,195)	(6,195)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.110)	Annual	12/27/23	EUR 300,000	(1,963)	(1,963)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.056)	Annual	01/03/24	EUR 615,000	(4,769)	(4,769)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.050)	Annual	01/03/24	EUR 615,000	(4,860)	(4,860)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.173)	Annual	11/11/24	EUR 260,000	(2,387)	(2,387)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.175)	Annual	03/18/25	EUR 60,000	(625)	(625)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185	Annual	01/16/30	EUR 510,000	(21,636)	(21,636)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.055	Annual	06/23/50	EUR 415,000	(4,573)	(4,573)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY 860,000	(229)	(229)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY 5,440,000	(704)	(704)
Receive	6-month JPY-LIBOR	Semi-Annual	0.167	Semi-Annual	08/08/39	JPY 3,930,000	393	393
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY 3,980,000	(2,805)	(2,805)
Receive	6-month JPY-LIBOR	Semi-Annual	0.201	Semi-Annual	08/28/44	JPY 1,960,000	508	508
Receive	6-month JPY-LIBOR	Semi-Annual	0.371	Semi-Annual	01/30/45	JPY 2,810,000	(95)	(95)
Receive	3-month NZD-BBR-FRA	Quarterly	1.080	Semi-Annual	09/16/30	NZD 4,100,000	(83,672)	(83,672)
Receive	3-month USD-LIBOR	Quarterly	0.554	Semi-Annual	03/12/21	USD 5,530,000	(10,052)	(10,052)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/27/21	USD 5,280,000	(50,075)	(50,075)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/30/21	USD 1,340,000	(12,752)	(12,752)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD 5,780,000	(82,884)	(82,884)
Receive	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	02/28/22	USD 2,510,000	(92,555)	(92,555)
Receive	3-month USD-LIBOR	Quarterly	0.459	Semi-Annual	03/16/22	USD 9,290,000	(35,886)	(35,886)
Receive	3-month USD-LIBOR	Quarterly	1.000	Semi-Annual	06/03/22	USD 6,990,000	(103,147)	(103,147)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD 5,710,000	(95,941)	(95,941)
Receive	3-month USD-LIBOR	Quarterly	0.248	Semi-Annual	06/15/22	USD 2,150,000	(1,204)	(1,204)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD10,050,000	(464,718)	(464,718)
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD 9,400,000	(143,471)	(143,471)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD 2,610,000	(272,115)	(272,115)
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD 1,180,000	(17,207)	(17,207)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD 1,440,000	(140,678)	(140,678)
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD 540,000	(13,010)	(13,010)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	0.652%	Semi-Annual	04/20/27	USD 120,000	$(730)	$(730)
Receive	3-month USD-LIBOR	Quarterly	1.631	Semi-Annual	02/10/30	USD 300,000	(28,802)	(28,802)
Receive	3-month USD-LIBOR	Quarterly	1.313	Semi-Annual	02/27/30	USD 590,000	(38,900)	(38,900)
Receive	3-month USD-LIBOR	Quarterly	0.663	Semi-Annual	03/11/30	USD 150,000	(575)	(575)
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD 440,000	(592)	(592)
Receive	3-month USD-LIBOR	Quarterly	1.760	Semi-Annual	07/09/30	USD 290,000	(32,141)	(32,141)
Receive	3-month USD-LIBOR	Quarterly	0.670	Semi-Annual	07/17/30	USD 360,000	(1,044)	(1,044)
Receive	3-month USD-LIBOR	Quarterly	0.700	Semi-Annual	07/22/30	USD 580,000	(3,332)	(3,332)
Receive	3-month USD-LIBOR	Quarterly	1.315	Semi-Annual	08/27/30	USD 970,000	(63,744)	(63,744)
Receive	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	09/16/30	USD 610,000	(1,578)	(1,591)
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	11/04/30	USD 600,000	—	—
Receive	3-month USD-LIBOR	Quarterly	0.761	Semi-Annual	06/03/31	USD 798,000	(3,574)	(3,574)
Receive	3-month USD-LIBOR	Quarterly	1.110	Semi-Annual	03/08/32	USD 265,000	(8,339)	(8,339)
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD 800,000	3,418	3,418
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD 820,000	3,113	3,113
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD 750,000	2,516	2,516
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD 70,000	(9,022)	(9,022)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD 300,000	(18,604)	(18,604)
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD 320,000	(27,563)	(27,563)
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD 300,000	(26,233)	(26,233)
Receive	3-month USD-LIBOR	Quarterly	1.976	Semi-Annual	10/23/34	USD 145,000	(13,441)	(13,441)
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD 145,000	(13,518)	(13,518)
Receive	3-month USD-LIBOR	Quarterly	1.998	Semi-Annual	11/07/34	USD 320,000	(30,248)	(30,248)
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD 330,000	(34,743)	(34,743)
Receive	3-month USD-LIBOR	Quarterly	2.098	Semi-Annual	10/23/39	USD 180,000	(15,752)	(15,752)
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD 390,000	(34,662)	(34,662)
Receive	3-month USD-LIBOR	Quarterly	0.920	Semi-Annual	11/15/45	USD 415,000	(169)	(169)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD 140,000	(16,096)	(16,096)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD 130,000	(7,587)	(7,587)
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD 100,000	(5,477)	(5,477)
Receive	3-month USD-LIBOR	Quarterly	2.370	Semi-Annual	06/15/50	USD 190,000	(75,515)	(75,515)
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD 160,000	(5,209)	(5,209)
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD 160,000	(7,200)	(7,200)
							$434,759	$434,742

At June 30, 2020, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385%	At Termination Date	08/15/28	GBP 465,000	$20,605	$20,605
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP 3,160,000	147,914	147,914
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP 1,470,000	101,260	101,260
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP 1,590,000	78,771	78,771
Pay	U.K. RPI All Items Monthly	At Termination Date	3.286	At Termination Date	03/15/30	GBP 1,585,000	141	141
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP 2,025,000	163,204	163,204
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP 900,000	40,433	40,433
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP 800,000	46,912	46,912
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP 1,560,000	184,836	184,836
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP 700,000	51,774	51,774
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP 600,000	51,535	51,535
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.750	At Termination Date	08/22/29	USD 1,350,000	43,523	43,523
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.857	At Termination Date	11/25/29	USD 1,330,000	57,162	57,162
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR 2,230,000	(151,116)	(151,116)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.147%	At Termination Date	02/15/30	EUR 1,325,000	$(60,830)	$(60,830)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.456	At Termination Date	11/15/29	GBP 415,000	(15,310)	(15,310)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.458	At Termination Date	12/15/29	GBP 815,000	(25,559)	(25,559)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP 2,025,000	(119,192)	(119,192)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP 900,000	(26,637)	(26,637)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP 800,000	(30,607)	(30,607)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP 1,560,000	(245,456)	(245,456)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP 700,000	(71,848)	(71,848)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP 600,000	(72,528)	(72,528)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD 7,100,000	(260,143)	(260,143)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD 5,100,000	(195,043)	(195,043)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD 6,700,000	(147,914)	(147,914)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD 9,000,000	(483,884)	(483,884)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD 2,500,000	(132,447)	(132,447)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD12,000,000	(469,636)	(469,636)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD 3,000,000	(117,876)	(117,876)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD 4,900,000	(293,981)	(293,981)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD 3,500,000	(144,640)	(144,640)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD 2,700,000	(95,572)	(95,572)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD 1,300,000	(36,915)	(36,915)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD 7,400,000	(525,476)	(525,476)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD 1,650,000	13,511	13,511
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD 4,500,000	(181,446)	(181,446)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD 6,150,000	(498,564)	(498,564)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD 1,600,000	(95,284)	(95,284)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD 450,000	(18,897)	(18,897)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD 1,195,000	(109,156)	(109,156)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.746	At Termination Date	09/06/29	USD 4,100,000	(129,119)	(129,119)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.850	At Termination Date	02/10/30	USD 2,665,000	(120,683)	(120,683)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.504	At Termination Date	03/10/30	USD 3,840,000	(26,345)	(26,345)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD 2,560,000	53,122	53,122
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.268	At Termination Date	03/12/30	USD 2,575,000	48,497	48,497
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.235	At Termination Date	03/13/30	USD 2,520,000	56,206	56,206
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.733	At Termination Date	03/23/30	USD 1,180,000	88,310	88,310
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.835	At Termination Date	03/23/30	USD 655,000	42,085	42,085

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285%	At Termination Date	05/05/30	USD 4,860,000	$88,113	$88,113
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.960	At Termination Date	12/12/49	USD 775,000	(86,197)	(86,197)
							$(3,610,387)	$(3,610,387)

At June 30, 2020, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437%	At Termination Date	01/15/21	USD 22,000,000	$195,926	$—	$195,926
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD 16,000,000	33,116	—	33,116
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD 10,250,000	(30,674)	—	(30,674)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	(56,380)	—	(56,380)
								$141,988	$—	$141,988

At June 30, 2020, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	12/13/21	99.75	USD	106	26,447,000	$18,723	$46,375
U.S. Treasury Long Bond	Put	08/21/20	175.00	USD	8	1,428,500	24,986	8,875
							$43,709	$55,250

At June 30, 2020, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Call	12/13/21	99.38	USD	53	USD 13,223,500	$23,101	$(62,938)
							$23,101	$(62,938)

At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Put GBP vs. Call EUR	Citibank N.A.	11/02/20	0.900	EUR	1,230,000	$19,678	$32,531
						$19,678	$32,531

At June 30, 2020, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.100%	6-month JPY-LIBOR	06/29/22	JPY692,890,000	$94,254	$1,133
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	172,178
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	175,360
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	43,204

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	$12,496	$43,761
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	117,386
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.460%	3-month USD-LIBOR	08/16/21	USD 980,000	35,072	76,700
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	44,231
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,149	22,537
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,780	19,055
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	493	1,984
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	17,239
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	19,512
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD 255,000	13,796	17,413
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD 232,500	11,503	44,246
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD 200,000	9,400	39,670
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD 220,000	12,523	42,943
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.390%	3-month USD-LIBOR	05/22/23	USD 3,050,000	9,303	10,280
Call on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.772%	3-month USD-LIBOR	11/05/24	USD 5,250,000	28,403	66,591
Call on 20-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY 18,900,000	5,916	17,307
Call on 20-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY 1,670,000	500	1,560
Call on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.200%	3-month USD-LIBOR	09/23/20	USD 9,490,000	29,893	189,143
Call on 2-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.250%	3-month USD-LIBOR	08/10/20	USD 6,430,000	30,671	133,539
Call on 30-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.828%	3-month USD-LIBOR	11/23/20	USD 270,000	18,684	11,753
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD 960,000	22,728	4,860
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD 870,000	39,215	5,284
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD 874,500	40,205	5,128
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD 220,000	12,430	4,137
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD 220,000	12,496	4,077
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD 570,000	26,505	17,843
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.460%	3-month USD-LIBOR	08/16/21	USD 980,000	35,072	7,021
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD 550,000	28,889	19,898
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.350%	3-month USD-LIBOR	07/13/20	USD 1,935,000	7,244	—
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD 120,000	6,025	4,263
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD 100,000	5,778	1,996
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD 10,000	461	326
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD 360,000	19,422	22,447
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD 255,000	13,668	10,321

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	$13,796	$11,635
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD	950,000	25,650	4,737
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	8,126
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	6,515
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	10,165
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	10,239
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	4,185
Put on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.772%	3-month USD-LIBOR	11/05/24	USD	5,250,000	28,403	6,981
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	24
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	24
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	194
Put on 20-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	17
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	9,306
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	505
Put on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.828%	3-month USD-LIBOR	11/23/20	USD	270,000	18,684	18,901
Put on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.350%	3-month USD-LIBOR	09/04/20	USD	225,000	9,113	1,467
								$1,091,563	$1,529,347

At June 30, 2020, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD 8,775,000	$7,459	$(19,988)
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD 8,775,000	9,038	(19,988)
						$16,497	$(39,976)

At June 30, 2020, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	$39,114	$(270,815)
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(137,401)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.693%	3-month USD-LIBOR	04/06/21	USD	270,000	7,560	(6,124)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.713%	3-month USD-LIBOR	04/06/21	USD	530,000	14,840	(12,557)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.877%	3-month USD-LIBOR	04/14/21	USD	270,000	7,317	(8,985)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.624%	3-month USD-LIBOR	11/02/20	USD	600,000	14,640	(57,131)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	BNP Paribas Bank	Pay	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	$14,506	$(14,195)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.790%	3-month USD-LIBOR	04/15/21	USD	300,000	8,117	(8,418)
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.420%	3-month USD-LIBOR	08/17/20	USD	980,000	25,480	(74,818)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.688%	3-month USD-LIBOR	04/06/21	USD	260,000	7,066	(5,840)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(6,155)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(17,446)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(14,916)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(29,079)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	6,993	(6,799)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.685%	3-month USD-LIBOR	05/13/21	USD	540,000	13,750	(12,502)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.200%	3-month USD-LIBOR	08/17/20	USD	1,230,000	22,878	(67,413)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.708%	3-month USD-LIBOR	04/01/21	USD	530,000	14,972	(12,325)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.730%	3-month USD-LIBOR	04/06/21	USD	320,000	8,384	(7,872)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,776	(20,965)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.850%	3-month USD-LIBOR	04/07/21	USD	210,000	5,481	(6,606)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.870%	3-month USD-LIBOR	04/09/21	USD	540,000	14,634	(17,663)
Call on 1-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.610%	3-month USD-LIBOR	04/06/23	USD	1,830,000	6,817	(8,479)
Call on 1-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.685%	3-month USD-LIBOR	04/11/23	USD	3,050,000	11,704	(15,825)
Call on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.582%	3-month USD-LIBOR	11/05/20	USD	5,250,000	12,416	(71,533)
Call on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(147,478)
Call on 2-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.700%	3-month USD-LIBOR	09/23/20	USD	18,970,000	20,867	(188,264)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.530%	3-month USD-LIBOR	12/14/20	USD	2,815,000	13,512	(74,741)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.535%	3-month USD-LIBOR	12/11/20	USD	2,815,000	13,442	(75,021)
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.750%	3-month USD-LIBOR	08/10/20	USD	12,850,000	24,418	(138,395)
Call on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.390%	3-month USD-LIBOR	08/21/20	USD	1,150,000	36,800	(152,649)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.020%	6-month EUR-EURIBOR	04/07/22	EUR	1,340,000	17,169	(22,863)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(12,636)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.115%	6-month EUR-EURIBOR	04/04/22	EUR	1,160,000	14,671	(16,250)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(10,374)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.200%	3-month USD-LIBOR	09/22/20	USD	625,000	875	(972)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.200%	3-month USD-LIBOR	09/24/20	USD	625,000	750	(994)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.250%	3-month USD-LIBOR	06/29/21	USD	5,025,000	31,658	(29,617)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 5-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.605%	3-month USD-LIBOR	06/15/22	USD	1,540,000	$23,100	$(25,120)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.624%	3-month USD-LIBOR	11/02/20	USD	600,000	14,640	(390)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.637%	3-month USD-LIBOR	11/02/20	USD	590,000	14,219	(369)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(317)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(13,464)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(146)
Put on 10-Year Interest Rate Swap(5)	Deutsche Bank AG	Receive	0.180%	6-month EUR-EURIBOR	07/16/20	EUR	2,620,000	35,746	(1)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.693%	3-month USD-LIBOR	04/06/21	USD	270,000	7,560	(6,386)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.713%	3-month USD-LIBOR	04/06/21	USD	530,000	14,840	(12,025)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.877%	3-month USD-LIBOR	04/14/21	USD	270,000	7,317	(4,396)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.000%	3-month USD-LIBOR	06/01/21	USD	2,320,000	34,974	(33,123)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.050%	3-month USD-LIBOR	06/11/21	USD	540,000	7,695	(7,148)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	583,000	9,619	(5,667)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.612%	3-month USD-LIBOR	09/14/20	USD	590,000	14,676	(98)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.750%	3-month USD-LIBOR	08/07/20	USD	460,000	7,670	(1)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.763%	3-month USD-LIBOR	09/16/20	USD	1,180,000	29,677	(124)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	630,000	11,088	(4,021)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	630,000	10,836	(4,021)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	08/03/20	USD	510,000	7,599	—
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD	900,000	20,644	(3,405)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD	890,000	20,692	(3,142)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD	670,000	7,102	—
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(5,025)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD	960,000	11,568	(2,384)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD	960,000	5,712	(1,201)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas Bank	Receive	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	14,506	(14,702)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	0.790%	3-month USD-LIBOR	04/14/21	USD	300,000	8,117	(5,918)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.420%	3-month USD-LIBOR	08/17/20	USD	980,000	25,480	(69)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.950%	3-month USD-LIBOR	07/13/20	USD	970,000	10,406	—
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.688%	3-month USD-LIBOR	04/06/21	USD	260,000	7,066	(6,206)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(5,868)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(20,981)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(13,913)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(25,981)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	$6,993	$(5,303)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD	600,000	10,950	(5,778)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD	600,000	10,680	(5,822)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	930,000	15,624	(9,039)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.685%	3-month USD-LIBOR	05/13/21	USD	540,000	13,750	(13,977)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.300%	3-month USD-LIBOR	07/27/20	USD	940,000	11,515	—
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD	670,000	6,767	—
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.600%	3-month USD-LIBOR	08/17/20	USD	1,230,000	22,878	(32)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD	950,000	13,015	(2,317)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD	950,000	6,222	(1,164)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.708%	3-month USD-LIBOR	04/01/21	USD	530,000	14,973	(12,043)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.730%	3-month USD-LIBOR	04/06/21	USD	320,000	8,384	(7,000)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,776	(17,995)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.850%	3-month USD-LIBOR	04/07/21	USD	210,000	5,481	(3,558)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.870%	3-month USD-LIBOR	04/09/21	USD	540,000	14,634	(8,818)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	1.950%	3-month USD-LIBOR	01/28/22	USD	880,000	20,570	(4,501)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(14,835)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(6,026)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(6,076)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(3,601)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(3,634)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/28/21	USD	14,860,000	41,682	(33)
Put on 1-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	(16)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.550%	3-month USD-LIBOR	04/21/22	USD	4,360,000	7,652	(3,907)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.610%	3-month USD-LIBOR	04/06/23	USD	1,830,000	6,817	(3,648)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.685%	3-month USD-LIBOR	04/11/23	USD	3,050,000	11,704	(5,448)
Put on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.582%	3-month USD-LIBOR	11/05/20	USD	5,250,000	12,416	(1)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD	5,250,000	8,925	(13,108)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD	5,250,000	8,925	(1,153)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	$33,304	$(28)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,040,000	2,873	(342)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,010,000	2,747	(318)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/25/21	EUR	1,140,000	2,605	(396)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.050%	6-month EUR-EURIBOR	06/10/21	EUR	2,310,000	5,817	(615)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.100%	6-month EUR-EURIBOR	03/29/21	EUR	4,470,000	15,550	(613)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.110%	6-month EUR-EURIBOR	05/17/21	EUR	2,262,400	7,485	(421)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.120%	6-month EUR-EURIBOR	04/08/21	EUR	6,960,000	26,460	(916)
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.000%	6-month EUR-EURIBOR	06/21/21	EUR	1,220,000	2,973	(397)
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.100%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,641	(522)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.000%	6-month EUR-EURIBOR	06/18/21	EUR	1,040,000	2,410	(349)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.160%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,750	(426)
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	(322)
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR-EURIBOR	04/19/21	EUR	3,460,000	12,434	(461)
Put on 2-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	11/27/20	USD	5,720,000	7,751	(2)
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	1.530%	3-month USD-LIBOR	12/14/20	USD	2,815,000	13,512	(4)
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,424	—
Put on 2-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	(2)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR	1,210,000	2,499	(432)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR	1,240,000	2,269	(494)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR	1,180,000	2,489	(517)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	1,570,000	2,128	(1,248)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	2,780,000	3,847	(2,209)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR	5,030,000	8,276	(6,324)
Put on 2-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD	3,560,000	12,015	—
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/24/20	USD	4,660,000	6,291	(67)
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.000%	3-month USD-LIBOR	10/05/20	USD	2,325,000	2,441	(3)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD	2,530,000	4,453	(2)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD	2,530,000	2,973	(2)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.535%	3-month USD-LIBOR	12/11/20	USD	2,815,000	13,442	(4)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/27/20	EUR	1,740,000	4,896	(2)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.020%	6-month EUR-EURIBOR	04/07/22	EUR	1,340,000	17,169	(7,133)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(5,664)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.115%	6-month EUR-EURIBOR	04/04/22	EUR	1,160,000	$14,671	$(9,694)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(6,929)
Put on 5-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.500%	3-month USD-LIBOR	09/22/20	USD	625,000	1,188	(845)
Put on 5-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.500%	3-month USD-LIBOR	09/24/20	USD	625,000	1,484	(880)
Put on 5-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.605%	3-month USD-LIBOR	06/15/22	USD	1,540,000	23,100	(21,535)
								$2,014,133	$(2,236,679)

At June 30, 2020, the following over-the-counter purchased interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.350%	Receive	07/08/20	USD 4,670,000	$3,853	$—
						$3,853	$—

At June 30, 2020, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	Citibank N.A.	0.300%	Pay	02/14/22	USD 17,550,000	$30,883	$66,307
						$30,883	$66,307

At June 30, 2020, the following over-the-counter written interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Constant Maturity Swap]	Goldman Sachs International	0.250%	Receive	07/08/20	USD 9,330,000	$4,665	$0
						$4,665	$0

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — EU Euro
GBP — British Pound
JPY — Japanese Yen
NZD — New Zealand Dollar
USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2020 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$32,531
Interest rate contracts	Investments in securities at value*	1,650,904
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	223,964
Interest rate contracts	Net Assets- Unrealized appreciation**	178,589
Interest rate contracts	Net Assets- Unrealized appreciation***	4,094,850
Interest rate contracts	Unrealized appreciation on OTC swap agreements	229,042
Total Asset Derivatives		$6,409,880
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$263,626
Interest rate contracts	Net Assets- Unrealized depreciation**	147,941
Interest rate contracts	Net Assets- Unrealized depreciation***	7,270,493
Interest rate contracts	Unrealized depreciation on OTC swap agreements	87,054
Interest rate contracts	Written options, at fair value	2,339,593
Total Liability Derivatives		$10,108,707

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$152,369	$(252,023)	$—	$—	$—	$(99,654)
Interest rate contracts	(313,002)	—	967,111	(904,069)	236,135	(13,825)
Total	$(160,633)	$(252,023)	$967,111	$(904,069)	$236,135	$(113,479)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$29,199	$217,765	$—	$—	$3,699	$250,663
Interest rate contracts	462,356	—	191,650	(3,441,085)	(751,046)	(3,538,125)
Total	$491,555	$217,765	$191,650	$(3,441,085)	$(747,347)	$(3,287,462)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets	The Bank of Montreal	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$—	$810,734	$—	$296,846	$94,493	$30,624	$—	$327,955	$67,533	$—	$—	$—	$—	$1,628,185
Forward foreign currency contracts	57,726	6,748	33,612	22,956	15,462	1,163	11,284	22,664	—	—	34,956	4,034	13,359	—	223,964
OTC Inflation-linked swaps	—	—	195,926	—	33,116	—	—	—	—	—	—	—	—	—	229,042
Total Assets	$57,726	$6,748	$1,040,272	$22,956	$345,424	$95,656	$41,908	$22,664	$327,955	$67,533	$34,956	$4,034	$13,359	$—	$2,081,191
Liabilities:
Forward foreign currency contracts	$57,548	$6,811	$5,490	$4,576	$11,377	$1,972	$—	$603	$44,314	$9,066	$—	$80	$45,727	$76,062	263,626
OTC Inflation-linked swaps	—	—	—	—	87,054	—	—	—	—	—	—	—	—	—	87,054
Written options	—	—	894,554	28,897	204,878	402,462	102,284	—	428,334	215,244	—	—	—	—	2,276,653
Total Liabilities	$57,548	$6,811	$900,044	$33,473	$303,309	$404,434	$102,284	$603	$472,648	$224,310	$—	$80	$45,727	$76,062	$2,627,333
Net OTC derivative instruments by counterparty, at fair value	$178	$(63)	$140,228	$(10,517)	$42,115	$(308,778)	$(60,376)	$22,061	$(144,693)	$(156,777)	$34,956	$3,954	$(32,368)	$(76,062)	(546,142)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(70,000)	$—	$(40,000)	$280,000	$60,376	$—	$98,000	$150,000	$—	$—	$—	$—	$478,376
Net Exposure(1)(2)	$178	$(63)	$70,228	$(10,517)	$2,115	$(28,778)	$—	$22,061	$(46,693)	$(6,777)	$34,956	$3,954	$(32,368)	$(76,062)	$(67,766)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2020, the Portfolio had pledged $80,000, in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $254,276,121.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,894,541
Gross Unrealized Depreciation	(9,792,894)
Net Unrealized Appreciation	$18,101,647

See Accompanying Notes to Financial Statements

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED)

Investment Type Allocation
as of June 30, 2020
(as a percentage of net assets)

Corporate Bonds/Notes	63.6%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Obligations	11.1%
Commercial Mortgage-Backed Securities	3.8%
Collateralized Mortgage Obligations	2.0%
Asset-Backed Securities	0.3%
Municipal Bonds	0.0%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 63.6%
		Basic Materials: 5.3%
11,110,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	$10,925,407	3.6
1,415,000		Nucor Corp., 2.700%, 06/01/2030	1,487,404	0.5
2,610,000		Steel Dynamics, Inc., 3.450%, 04/15/2030	2,733,330	0.9
770,000		Other Securities	832,863	0.3
			15,979,004	5.3

		Communications: 1.5%
2,360,000		Comcast Corp., 2.800%, 01/15/2051	2,424,273	0.8
600,000		Walt Disney Co/The, 4.625%, 03/23/2040	752,237	0.2
1,055,000		Walt Disney Co/The, 4.700%, 03/23/2050	1,381,821	0.5
			4,558,331	1.5

		Consumer, Cyclical: 2.7%
1,070,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,105,651	0.4
2,020,000		General Motors Co., 6.250%-6.800%, 10/01/2027–10/02/2043	2,243,502	0.7
1,645,000		Southwest Airlines Co., 5.125%, 06/15/2027	1,707,879	0.6
2,590,000		Other Securities	3,112,105	1.0
			8,169,137	2.7

		Consumer, Non-cyclical: 6.6%
1,905,000		Amgen, Inc., 3.150%, 02/21/2040	2,032,273	0.7
1,095,000		Amgen, Inc., 3.375%, 02/21/2050	1,204,642	0.4
2,190,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	2,622,733	0.9
775,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 06/01/2060	931,074	0.3
8,380,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	10,597,914	3.5
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
460,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	$523,642	0.2
150,000	(1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	176,604	0.1
1,235,000		Other Securities	1,529,644	0.5
			19,618,526	6.6

		Energy: 7.4%
3,980,000		Apache Corp., 4.250%, 01/15/2044	3,001,569	1.0
2,100,000		Concho Resources, Inc., 4.875%, 10/01/2047	2,369,553	0.8
1,035,000		Exxon Mobil Corp., 3.452%, 04/15/2051	1,154,081	0.4
7,020,000	(1)	Saudi Arabian Oil Co., 4.375%, 04/16/2049	7,950,631	2.6
1,780,000		Total Capital International SA, 3.127%, 05/29/2050	1,822,193	0.6
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	554,854	0.2
6,485,000	(1)	Petroleos Mexicanos, 7.690%, 01/23/2050	5,387,965	1.8
			22,240,846	7.4

		Financial: 17.3%
5,940,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	7,446,467	2.5
4,505,000		Bank of Montreal, 0.761%, (SOFRRATE + 0.680%), 03/10/2023	4,477,346	1.5
3,780,000		Canadian Imperial Bank of Commerce, 0.881%, (SOFRRATE + 0.800%), 03/17/2023	3,759,812	1.3
6,655,000	(2)	Citigroup, Inc., 5.316%, 03/26/2041	9,073,376	3.0
1,750,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	1,791,900	0.6
900,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	973,409	0.3
6,860,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	8,397,490	2.8
2,620,000	(1)	Metropolitan Life Global Funding I, 0.624%, (SOFRRATE + 0.570%), 01/13/2023	2,604,514	0.9
290,000	(1)	New York Life Insurance Co., 3.750%, 05/15/2050	327,707	0.1
1,280,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	1,322,361	0.4
2,930,000		Wells Fargo & Co., 2.016%, (US0003M + 1.025%), 07/26/2021	2,954,039	1.0
2,695,000	(2)	Wells Fargo & Co., 4.478%, 04/04/2031	3,269,140	1.1
1,545,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	2,143,108	0.7
2,835,000		Other Securities	3,143,854	1.1
			51,684,523	17.3

See Accompanying Notes to Financial Statements

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: 5.5%
1,005,000		Boeing Co/The, 5.930%, 05/01/2060	$1,192,557	0.4
2,745,000		Boeing Co/The, 3.950%-5.805%, 05/01/2040- 08/01/2059	2,920,912	1.0
1,630,000		FedEx Corp., 5.250%, 05/15/2050	1,998,142	0.7
3,695,000		General Electric Co., 4.350%, 05/01/2050	3,667,973	1.2
1,035,000		Northrop Grumman Corp., 5.150%-5.250%, 05/01/2040-05/01/2050	1,438,619	0.5
1,205,000		Snap-on, Inc., 3.100%, 05/01/2050	1,242,973	0.4
480,000		United Parcel Service, Inc., 5.200%, 04/01/2040	664,713	0.2
1,370,000		United Parcel Service, Inc., 5.300%, 04/01/2050	1,965,783	0.7
1,135,000		Other Securities	1,394,972	0.4
			16,486,644	5.5

		Technology: 14.1%
5,495,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	6,087,601	2.0
160,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	199,549	0.1
5,375,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	6,598,728	2.2
920,000		Intel Corp., 4.750%, 03/25/2050	1,302,026	0.4
325,000		Intel Corp., 4.950%, 03/25/2060	480,109	0.2
6,565,000		International Business Machines Corp., 4.250%, 05/15/2049	8,232,821	2.7
7,790,000		Micron Technology, Inc., 5.327%, 02/06/2029	9,330,587	3.1
1,105,000		NVIDIA Corp., 3.500%, 04/01/2040-04/01/2050	1,290,226	0.4
2,105,000		Oracle Corp., 3.600%, 04/01/2050	2,383,507	0.8
1,935,000		Oracle Corp., 3.850%, 04/01/2060	2,276,252	0.8
2,665,000		VMware, Inc., 4.700%, 05/15/2030	2,951,502	1.0
1,005,000		Other Securities	1,041,404	0.4
			42,174,312	14.1

		Utilities: 3.2%
2,800,000	(1)	AES Corp./The, 3.950%, 07/15/2030	2,966,250	1.0
1,680,000		Consolidated Edison Co. of New York, Inc., 3.350%, 04/01/2030	1,915,765	0.6
475,000		Consolidated Edison Co. of New York, Inc., 3.950%, 04/01/2050	567,852	0.2
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,955,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	$3,331,765	1.1
715,000		Other Securities	877,198	0.3
			9,658,830	3.2

		Total Corporate Bonds/Notes (Cost $176,091,463)	190,570,153	63.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
2,024,543	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	2,044,464	0.7
1,135,031	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	1,167,909	0.4
2,807,690	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	2,839,064	0.9

		Total Collateralized Mortgage Obligations (Cost $5,889,952)	6,051,437	2.0

MUNICIPAL BONDS: 0.0%
		Minnesota: 0.0%
19,430		Northstar Education Finance, Inc., 0.987%, (US0003M + 0.100%), 04/28/2030	19,418	0.0

		Total Municipal Bonds (Cost $19,151)	19,418	0.0

U.S. TREASURY OBLIGATIONS: 14.6%
		U.S. Treasury Notes: 14.6%
43,875,000		0.264%, (USBMMY3M + 0.114%), 04/30/2022	43,908,663	14.6
		Total U.S. Treasury Obligations (Cost $43,895,430)	43,908,663	14.6

U.S. GOVERNMENT AGENCY OBLIGATIONS(3): 11.1%
		Federal Home Loan Bank: 3.3%
9,800,000		1.875%, 07/07/2021	9,967,372	3.3

		Federal Home Loan Mortgage Corporation: 2.5%
7,300,000		1.125%, 08/12/2021	7,378,621	2.5

		Federal National Mortgage Association: 5.3%
15,900,000		1.500%, 07/30/2020	15,917,863	5.3

		Total U.S. Government Agency Obligations (Cost $32,991,285)	33,263,856	11.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.165%, (US0001M + 0.980%), 05/15/2036	1,509,425	0.5

See Accompanying Notes to Financial Statements

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	$9,798,220	3.3

		Total Commercial Mortgage-Backed Securities (Cost $11,127,346)	11,307,645	3.8

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	771,518	0.3

		Total Asset-Backed Securities (Cost $695,767)	771,518	0.3
		Total Long-Term Investments (Cost $270,710,394)	285,892,690	95.4

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.7%
		Mutual Funds: 8.7%
26,090,689	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100% (Cost $26,090,689)	26,090,689	8.7

		Total Short-Term Investments (Cost $26,090,689)	26,090,689	8.7
		Total Investments in Securities (Cost $296,801,083)	$311,983,379	104.1
		Liabilities in Excess of Other Assets	(12,245,947)	(4.1)
		Net Assets	$299,737,432	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:

SOFRRATE    Secured Overnight Financing Rate

US0001M        1-month LIBOR

US0003M         3-month LIBOR

USBMMY3M    U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

VY® BRANDYWINE GLOBAL-	SUMMARY PORTFOLIO OF INVESTMENTS
BOND PORTFOLIO	AS OF JUNE 30, 2020 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$190,570,153	$—	$190,570,153
Collateralized Mortgage Obligations	—	6,051,437	—	6,051,437
Municipal Bonds	—	19,418	—	19,418
Commercial Mortgage-Backed Securities	—	11,307,645	—	11,307,645
U.S. Government Agency Obligations	—	33,263,856	—	33,263,856
Asset-Backed Securities	—	771,518	—	771,518
U.S. Treasury Obligations	—	43,908,663	—	43,908,663
Short-Term Investments	26,090,689	—	—	26,090,689
Total Investments, at fair value	$26,090,689	$285,892,690	$—	$311,983,379

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $296,823,332.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,686,901
Gross Unrealized Depreciation	(1,526,853)
Net Unrealized Appreciation	$15,160,048

See Accompanying Notes to Financial Statements

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF SUB-ADVISORY CONTRACTS IN CONNECTION WITH A CHANGE OF CONTROL

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company, such as Voya Variable Insurance Trust (the “Trust”), acting on behalf of VY® BrandywineGLOBAL — Bond Portfolio (the “Portfolio”), a series of the Trust, can enter into a new sub-advisory contract only if the Board of Trustees of the Trust (the “Board”), including a majority of the Board members who have no direct or indirect interest in the Portfolio’s sub-advisory contracts, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Trustees”), approve the new arrangement. The 1940 Act also provides that any sub-advisory contract must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a “Change of Control.”

At a meeting held on May 14, 2020, the Board considered a proposal by management that Voya Investments, LLC (the “Manager”), the Portfolio’s investment manager, enter into a new sub-advisory contract (the “New Agreement”) with Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Adviser”), the Portfolio’s sub-adviser. The Board was informed that it was being asked to consider the New Agreement because Legg Mason, Inc. (“Legg Mason”), a direct corporate parent of Brandywine Global, had entered into an agreement with Franklin Resources, Inc. (“Franklin”), under which Franklin will acquire Legg Mason and, as a result, will acquire Legg Mason’s ownership interest in Brandywine Global (the “Transaction”). The Board was advised that the Transaction would result in a Change of Control of Brandywine Global and constitute an “assignment” (as defined in the 1940 Act) of the current sub-advisory agreement under which the Sub-Adviser provides services to the Portfolio (“Prior Agreement”).

In light of the foregoing, at a meeting held via teleconference on May 14, 2020, the Board approved the New Agreement to replace the Prior Agreement upon the closing of the Transaction. Discussed below are certain factors that the Board considered at its meeting on May 14, 2020, in determining whether to approve the New Agreement.

The decision by the Board, including a majority of the Independent Trustees, to approve the New Agreement was based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolio for the Sub-Adviser to continue providing sub-advisory services for the Portfolio, without interruption, after the Change of Control. To inform its determinations of whether to approve the New Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Agreement should be approved. Prior to its approval of the New Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Sub-Adviser under the Prior Agreement and to be provided under the New Agreement. In considering the New Agreement at its May 14, 2020 meeting, the Board placed emphasis on the information provided to it previously in connection with the Board’s review of the Prior Agreement, which was approved at the in-person meeting of the Board held on May 23, 2019. At that meeting, the Board concluded, in light of all factors it considered, to approve the Prior Agreement and that the fee rates set forth in the Prior Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services to be provided under the Prior Agreement; (2) the fairness of the compensation under the Prior Agreement in light of the services to be provided by Brandywine Global; (3) the sub-advisory fee rate payable by the Manager to the Sub-Adviser and how this fee rate compared to the fee rates charged by Brandywine Global to other accounts managed pursuant to a similar investment strategy; and (4) the potential “fall-out” benefits to the Sub-Adviser and its affiliates from Brandywine Global’s relationship with the Portfolio.

A further description of the process that the Board followed in approving the Prior Agreement on May 23, 2019, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolio’s Semi-Annual Report, dated June 30, 2019, under the section titled “SUB-ADVISORY CONTRACT APPROVAL DISCUSSION.”

To inform its determinations as to whether to approve the New Agreement, the Board also received the following materials: (1) information that Brandywine Global provided to the Board in response to inquiries from K&L Gates LLP, counsel to the Independent Trustees, in connection with the Board’s consideration; and (2) a memorandum presenting management’s rationale for requesting that the Board approve the New Agreement. In reviewing the proposed New Agreement, the Board considered a number of factors, including, but not limited to, the factors set out below.

1) The Sub-Adviser’s description of the Transaction, including the Sub-Adviser’s representation that, following the closing of the Transaction, it will continue to operate on a standalone and independent basis and its investment philosophies, processes and brands will remain unchanged.

2) The Sub-Adviser’s representation that there are not expected to be any differences between the nature, extent

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

and quality of services currently provided by the Sub-Adviser to the Fund and those it the Sub-Adviser would provide to the Fund upon the closing of the Transaction.

3) The Sub-Adviser’s representations that, following the Transaction, the Sub-Adviser does not expect any changes to: (i) the Portfolio’s portfolio management team; (ii) the investment process used by the Sub-Adviser with respect to the Portfolio; or (iii) its overall staffing levels.

4) The Sub-Adviser’s representation that, for the period August 9, 2019 (the date that it began serving as the Portfolio’s sub-adviser) through December 31, 2019, the Portfolio outperformed its benchmark index.

5) Representations by the Sub-Adviser that the terms of the New Agreement are substantially similar to the terms of the Prior Agreement, and that the fee rate payable under the New Agreement is the same as the fee rate payable under the Prior Agreement.

6) The Sub-Adviser’s representations that there were no other material changes or developments relating to the information provided by Brandywine Global in connection with the May 2019 approval.

Based on the foregoing and other relevant considerations, at a meeting held by teleconference on May 14, 2020, the Board, including a majority of the Independent Trustees, voted to approve the New Agreement. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Agreement, including the fee rate schedule, were fair and reasonable, and the New Agreement should be approved so as to enable a continuation without interruption of the services being provided by the Sub-Adviser. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Agreement.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-VIT3AIS (0620-082420)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 63.6%
		Basic Materials: 5.3%
11,110,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	$ 10,925,407	3.6
770,000		LYB International Finance III LLC, 4.200%, 05/01/2050	832,863	0.3
1,415,000		Nucor Corp., 2.700%, 06/01/2030	1,487,404	0.5
2,610,000		Steel Dynamics, Inc., 3.450%, 04/15/2030	2,733,330	0.9
			15,979,004	5.3

		Communications: 1.5%
2,360,000		Comcast Corp., 2.800%, 01/15/2051	2,424,273	0.8
600,000		Walt Disney Co/The, 4.625%, 03/23/2040	752,237	0.2
1,055,000		Walt Disney Co/The, 4.700%, 03/23/2050	1,381,821	0.5
			4,558,331	1.5

		Consumer, Cyclical: 2.7%
1,070,000	(1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,105,651	0.4
1,100,000		General Motors Co., 6.250%, 10/02/2043	1,170,055	0.4
920,000		General Motors Co., 6.800%, 10/01/2027	1,073,447	0.3
230,000		Home Depot, Inc./The, 3.300%, 04/15/2040	261,744	0.1
195,000		Home Depot, Inc./The, 3.350%, 04/15/2050	223,461	0.1
430,000		Lowe's Cos, Inc., 5.125%, 04/15/2050	596,131	0.2
170,000		Lowe's Cos, Inc., 5.000%, 04/15/2040	221,586	0.1
175,000		McDonald's Corp., 3.600%, 07/01/2030	201,699	0.0
235,000		McDonald's Corp., 3.625%, 09/01/2049	261,634	0.1
325,000		McDonald's Corp., 4.200%, 04/01/2050	395,436	0.1
205,000		NIKE, Inc., 3.250%, 03/27/2040	231,466	0.1
205,000		NIKE, Inc., 3.375%, 03/27/2050	235,722	0.1
1,645,000		Southwest Airlines Co., 5.125%, 06/15/2027	1,707,879	0.6
420,000		Toyota Motor Credit Corp., 3.375%, 04/01/2030	483,226	0.1
			8,169,137	2.7

		Consumer, Non-cyclical: 6.6%
1,905,000		Amgen, Inc., 3.150%, 02/21/2040	2,032,273	0.7
1,095,000		Amgen, Inc., 3.375%, 02/21/2050	1,204,642	0.4
2,190,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	2,622,733	0.9
775,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 06/01/2060	931,074	0.3
8,380,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	10,597,914	3.5
460,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	523,642	0.2
150,000	(1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	176,604	0.1
185,000		Coca-Cola Co/The, 4.125%, 03/25/2040	236,052	0.1
305,000		Coca-Cola Co/The, 4.200%, 03/25/2050	401,506	0.1
325,000		CVS Health Corp., 4.125%, 04/01/2040	384,636	0.1
420,000		CVS Health Corp., 4.250%, 04/01/2050	507,450	0.2
			19,618,526	6.6

		Energy: 7.4%
3,980,000		Apache Corp., 4.250%, 01/15/2044	3,001,569	1.0
2,100,000		Concho Resources, Inc., 4.875%, 10/01/2047	2,369,553	0.8
1,035,000		Exxon Mobil Corp., 3.452%, 04/15/2051	1,154,081	0.4
720,000		Petroleos Mexicanos, 6.750%, 09/21/2047	554,854	0.2
6,485,000	(1)	Petroleos Mexicanos, 7.690%, 01/23/2050	5,387,965	1.8
7,020,000	(1)	Saudi Arabian Oil Co., 4.375%, 04/16/2049	7,950,631	2.6
1,780,000		Total Capital International SA, 3.127%, 05/29/2050	1,822,193	0.6
			22,240,846	7.4

		Financial: 17.3%
920,000		American International Group, Inc., 4.500%, 07/16/2044	1,074,651	0.4
5,940,000	(2)	Bank of America Corp., 4.083%, 03/20/2051	7,446,467	2.5
4,505,000		Bank of Montreal, 0.761%, (SOFRRATE + 0.680%), 03/10/2023	4,477,346	1.5
3,780,000		Canadian Imperial Bank of Commerce, 0.881%, (SOFRRATE + 0.800%), 03/17/2023	3,759,812	1.3
6,655,000	(2)	Citigroup, Inc., 5.316%, 03/26/2041	9,073,376	3.0
520,000		Fifth Third Bancorp, 2.550%, 05/05/2027	556,775	0.2
1,750,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	1,791,900	0.6
900,000	(2)	JPMorgan Chase & Co., 3.109%, 04/22/2051	973,409	0.3
6,860,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	8,397,490	2.8
2,620,000	(1)	Metropolitan Life Global Funding I, 0.624%, (SOFRRATE + 0.570%), 01/13/2023	2,604,514	0.9

See Accompanying Notes to Financial Statements

1

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (Continued)

1,085,000		Nasdaq, Inc., 3.250%, 04/28/2050	1,139,707	0.4
290,000	(1)	New York Life Insurance Co., 3.750%, 05/15/2050	327,707	0.1
310,000		Prudential Financial, Inc., 4.350%, 02/25/2050	372,720	0.1
1,280,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	1,322,361	0.4
2,930,000		Wells Fargo & Co., 2.016%, (US0003M + 1.025%), 07/26/2021	2,954,040	1.0
2,695,000	(2)	Wells Fargo & Co., 4.478%, 04/04/2031	3,269,140	1.1
1,545,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	2,143,108	0.7
			51,684,523	17.3

		Industrial: 5.5%
640,000		3M Co., 3.700%, 04/15/2050	763,305	0.3
940,000		Boeing Co/The, 3.950%, 08/01/2059	824,905	0.3
800,000		Boeing Co/The, 5.705%, 05/01/2040	907,495	0.3
1,005,000		Boeing Co/The, 5.805%, 05/01/2050	1,188,512	0.4
1,005,000		Boeing Co/The, 5.930%, 05/01/2060	1,192,557	0.4
155,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	207,322	0.1
1,630,000		FedEx Corp., 5.250%, 05/15/2050	1,998,142	0.7
340,000		General Dynamics Corp., 4.250%, 04/01/2040	424,345	0.1
3,695,000		General Electric Co., 4.350%, 05/01/2050	3,667,973	1.2
515,000		Northrop Grumman Corp., 5.150%, 05/01/2040	687,614	0.2
520,000		Northrop Grumman Corp., 5.250%, 05/01/2050	751,005	0.2
1,205,000		Snap-on, Inc., 3.100%, 05/01/2050	1,242,973	0.4
480,000		United Parcel Service, Inc., 5.200%, 04/01/2040	664,713	0.2
1,370,000		United Parcel Service, Inc., 5.300%, 04/01/2050	1,965,783	0.7
			16,486,644	5.5

		Technology: 14.1%
1,005,000		Apple, Inc., 2.650%, 05/11/2050	1,041,404	0.3
5,495,000	(1)	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	6,087,601	2.0
160,000		Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	199,550	0.1
5,375,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	6,598,728	2.2
920,000		Intel Corp., 4.750%, 03/25/2050	1,302,025	0.4
325,000		Intel Corp., 4.950%, 03/25/2060	480,109	0.2
6,565,000		International Business Machines Corp., 4.250%, 05/15/2049	8,232,821	2.7
7,790,000		Micron Technology, Inc., 5.327%, 02/06/2029	9,330,587	3.1
435,000		NVIDIA Corp., 3.500%, 04/01/2040	509,311	0.2
670,000		NVIDIA Corp., 3.500%, 04/01/2050	780,914	0.3
2,105,000		Oracle Corp., 3.600%, 04/01/2050	2,383,508	0.8
1,935,000		Oracle Corp., 3.850%, 04/01/2060	2,276,252	0.8
2,665,000		VMware, Inc., 4.700%, 05/15/2030	2,951,502	1.0
			42,174,312	14.1

		Utilities: 3.2%
2,800,000	(1)	AES Corp./The, 3.950%, 07/15/2030	2,966,250	1.0
1,680,000		Consolidated Edison Co. of New York, Inc., 3.350%, 04/01/2030	1,915,765	0.6
475,000		Consolidated Edison Co. of New York, Inc., 3.950%, 04/01/2050	567,852	0.2
295,000		Exelon Corp., 4.050%, 04/15/2030	341,244	0.1
420,000		Exelon Corp., 4.700%, 04/15/2050	535,954	0.2
2,955,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,331,765	1.1
			9,658,830	3.2

	Total Corporate Bonds/Notes
	(Cost $176,091,463)		190,570,153	63.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
2,024,543	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	2,044,464	0.7
1,135,031	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	1,167,909	0.4
2,807,690	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	2,839,064	0.9

	Total Collateralized Mortgage Obligations
	(Cost $5,889,952)		6,051,437	2.0

2

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (Continued)

MUNICIPAL BONDS: 0.0%
		Minnesota: 0.0%
19,430		Northstar Education Finance, Inc., 0.987%, (US0003M + 0.100%), 04/28/2030	19,418	0.0

		Total Municipal Bonds
		(Cost $19,151)	19,418	0.0

U.S. TREASURY OBLIGATIONS: 14.6%
		U.S. Treasury Notes: 14.6%
43,875,000		0.264%, (USBMMY3M + 0.114%),04/30/2022	43,908,663	14.6

		Total U.S. Treasury Obligations
		(Cost $43,895,430)	43,908,663	14.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.1%
		Federal Home Loan Bank: 3.3%
9,800,000		1.875%,07/07/2021	9,967,372	3.3

		Federal Home Loan Mortgage Corporation: 2.5%(3)
7,300,000		1.125%,08/12/2021	7,378,621	2.5

		Federal National Mortgage Association: 5.3%(3)
15,900,000		1.500%,07/30/2020	15,917,863	5.3

		Total U.S. Government Agency Obligations
		(Cost $32,991,285)	33,263,856	11.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.8%
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.165%, (US0001M + 0.980%), 05/15/2036	1,509,425	0.5
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	9,798,220	3.3

		Total Commercial Mortgage-Backed Securities
		(Cost $11,127,346)	11,307,645	3.8

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	771,518	0.3

		Total Asset-Backed Securities
		(Cost $695,767)	771,518	0.3

		Total Long-Term Investments
		(Cost $270,710,394)	285,892,690	95.4

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.7%
		Mutual Funds: 8.7%
26,090,689	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%
		(Cost $26,090,689)	26,090,689	8.7

		Total Short-Term Investments
		(Cost $26,090,689)	26,090,689	8.7

		Total Investments in Securities (Cost $296,801,083)	$ 311,983,379	104.1
		Liabilities in Excess of Other Assets	(12,245,947)	(4.1)
		Net Assets	$ 299,737,432	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:

SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

3

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 8, 2020